SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2021
Operating Segments [Abstract]
SEGMENT INFORMATION
5 ■ Segment Information

Barrick’s business is organized into eighteen minesites and one project. Barrick’s CODM (Mark Bristow, President and Chief Executive Officer) reviews the operating results, assesses performance and makes capital allocation decisions at the minesite, Company and/or project level. Each individual minesite and the Pascua-Lama project are operating segments for financial reporting purposes. Our presentation of our reportable operating segments consists of nine gold mines (Carlin, Cortez, Turquoise Ridge, Pueblo Viejo, Loulo-Gounkoto, Kibali, Veladero, North Mara and Bulyanhulu). Starting in the first quarter of 2021, Goldrush was included as part of Cortez as the CODM began reviewing the operating results and assessing performance on a combined level. The remaining operating segments, including our remaining gold mines, copper mines and project, have been grouped into an “other” category and will not be reported on individually. Segment performance is evaluated based on a number of measures including operating income before tax, production levels and unit production costs. Certain costs are managed on a consolidated basis and are therefore not reflected in segment income. Prior period figures have been restated to reflect the changes made to our reportable operating segments in the current year.
Consolidated Statements of Income Information

		Cost of Sales
For the year ended December 31, 2021	Revenue	Site operating costs, royalties and community relations	Depreciation	Exploration, evaluation and project expenses	Other expenses (income)[1]	Segment income (loss)
Carlin[2]	$2,687	$1,175	$276	$22	$25	$1,189
Cortez[2]	1,485	633	294	10	1	547
Turquoise Ridge[2]	987	415	200	1	—	371
Pueblo Viejo[2]	1,514	505	234	5	11	759
Loulo-Gounkoto[2]	1,249	454	278	18	25	474
Kibali	661	232	141	5	5	278
Veladero	382	177	85	1	1	118
North Mara[2]	552	240	56	—	2	254
Bulyanhulu[2]	361	155	57	—	2	147
Other Mines[2]	2,659	1,179	580	10	81	809
Reportable segment total	$12,537	$5,165	$2,201	$72	$153	$4,946
Share of equity investee	(661)	(232)	(141)	(5)	(5)	(278)
Segment total	$11,876	$4,933	$2,060	$67	$148	$4,668

Consolidated Statements of Income Information

		Cost of Sales
For the year ended December 31, 2020	Revenue	Site operating costs, royalties and community relations	Depreciation	Exploration, evaluation and project expenses	Other expenses (income)[1]	Segment income (loss)
Carlin[2]	$2,952	$1,318	$306	$30	$1	$1,297
Cortez[2]	1,409	543	222	12	4	628
Turquoise Ridge[2]	960	391	184	7	3	375
Pueblo Viejo[2]	1,613	511	224	11	(6)	873
Loulo-Gounkoto[2]	1,208	452	267	11	29	449
Kibali	648	223	174	2	5	244
Veladero	333	144	69	—	6	114
North Mara[2]	571	227	91	—	(1)	254
Bulyanhulu[2]	240	112	72	—	25	31
Other Mines[2]	3,124	1,414	715	14	55	926
Reportable segment total	$13,058	$5,335	$2,324	$87	$121	$5,191
Share of equity investee	(648)	(223)	(174)	(2)	(5)	(244)
Segment total	$12,410	$5,112	$2,150	$85	$116	$4,947
[1]Includes accretion expense, which is included with finance costs in the consolidated statements of income. For the year ended December 31, 2021, accretion expense was $26 million (2020: $22 million).
[2]Includes non-controlling interest portion of revenues, cost of sales and segment income (loss) for the year ended December 31, 2021, for Pueblo Viejo, $617 million, $294 million, $318 million (2020: $660 million, $293 million, $365 million), Nevada Gold Mines, $2,362 million, $1,359 million, $991 million (2020: $2,432 million, $1,369 million, $1,036 million), North Mara, Bulyanhulu and Buzwagi, $159 million, $92 million, $63 million (2020: $194 million, $114 million, $76 million), Loulo-Gounkoto, $250 million, $146 million, $95 million (2020: $242 million, $144 million, $90 million) and Tongon, $38 million, $32 million, $5 million (2020: $52 million, $39 million, $14 million).
Reconciliation of Segment Income to Income Before Income Taxes

For the years ended December 31	2021	2020
Segment income	$4,668	$4,947
Other revenue	109	185
Other cost of sales/amortization	(96)	(155)
Exploration, evaluation and project expenses not attributable to segments	(220)	(210)
General and administrative expenses	(151)	(185)
Other income not attributable to segments	187	262
Impairment reversals	63	269
Loss on currency translation	(29)	(50)
Closed mine rehabilitation	(18)	(90)
Income from equity investees	446	288
Finance costs, net (includes non-segment accretion)[1]	(329)	(325)
Gain on non-hedge derivatives	2	10
Income before income taxes	$4,632	$4,946
[1]Includes debt extinguishment losses of $nil (2020: $15 million losses).

Geographic Information

	Non-current assets		Revenue
	As at December 31, 2021	As at December 31, 2020	2021	2020
United States	$16,355	$16,233	$6,134	$6,298
Mali	4,709	4,659	1,249	1,208
Dominican Republic	4,602	4,219	1,514	1,613
Democratic Republic of Congo	3,267	3,278	—	—
Chile	1,937	2,027	—	—
Zambia	1,793	1,720	962	697
Tanzania	1,767	1,703	993	1,214
Argentina	1,739	1,686	382	333
Canada	517	479	291	407
Saudi Arabia	382	369	—	—
Papua New Guinea	330	347	—	140
Côte d'Ivoire	191	266	369	508
Peru	113	186	91	177
Unallocated	939	1,253	—	—
Total	$38,641	$38,425	$11,985	$12,595

Capital Expenditures Information

	Segment Capital Expenditures[1]
	As at December 31, 2021	As at December 31, 2020
Carlin	$422	$395
Cortez	277	399
Turquoise Ridge	144	97
Pueblo Viejo	533	228
Loulo-Gounkoto	313	243
Kibali	70	53
Veladero	144	104
North Mara	93	89
Bulyanhulu	80	79
Other Mines	351	345
Reportable segment total	$2,427	$2,032
Other items not allocated to segments	129	89
Total	$2,556	$2,121
Share of equity investee	(70)	(53)
Total	$2,486	$2,068
[1]Segment capital expenditures are presented for internal management reporting purposes on an accrual basis. Capital expenditures in the consolidated statements of cash flow are presented on a cash basis. In 2021, cash expenditures were $2,435 million (2020: $2,054 million) and the increase in accrued expenditures was $51 million (2020: $14 million increase).